Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Entity Registrant Name	TOTAL SYSTEM SERVICES INC
Entity Central Index Key	0000721683
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Amendment Description	Total System Services, Inc. (the "Company") is filing this Current Report on Form 8-K to recast certain previously reported amounts to conform with the segment reporting changes made in the first quarter of 2017, with respect to the financial information contained in the Company's Annual Report on Form 10-K for the year ended December 31, 2016 (the "2016 Form 10-K"), as well as Exhibit 13.1 to the 2016 Form 10-K, which is incorporated by reference into the 2016 Form 10-K. As disclosed in the Company's Quarterly Report on Form 10-Q for the period ended March 31, 2017, in the first quarter of 2017, the Company combined the North America Services and International Services segments for purposes of segment reporting into the new Issuer Solutions segment, since they provide similar services to similar customers and to reflect the manner in which decisions on allocation of resources are made. As a result, beginning in 2017 the Company reports its financial performance based on three operating segments-Issuer Solutions, Merchant Solutions and Netspend. As required by Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 280, Segment Reporting, if a registrant changes its reportable segments, the corresponding information for earlier periods shall be recast to match the new segment presentation unless it is impracticable to do so. In addition, the rules of the Securities and Exchange Commission require that when a registrant prepares, on or after the date a registrant a changes its segment reporting, a new registration statement that includes or incorporates by reference financial statements, the registrant must recast the prior period financial statements included or incorporated by reference in the registration statement to reflect the segment reporting changes. Accordingly, the Company is filing this Form 8-K to recast its consolidated financial statements for each of the three years in the period ended December 31, 2016, to reflect the changes in segment reporting as described above. The recast information of Items contained in or incorporated by reference into the 2016 Form 10-K is presented in Exhibit 99.1 to this Form 8-K. This Form 8-K does not reflect events occurring after the Company filed the 2016 Form 10-K and does not update the disclosures therein or in Exhibit 13.1, other than to illustrate the changes to the Company's segment reporting as described above. For developments subsequent to the filing of the 2016 Form 10-K, refer to the Company's Quarterly Reports on Form 10-Q for the quarters ended March 31, 2017 and June 30, 2017.
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY